Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments

26. Financial instruments

The Company’s financial instruments include cash and cash equivalents, amounts receivable (excluding sales taxes and prepayments), investments and loans receivable, amounts payable and other liabilities, lease obligations and long-term debt.

The Company applies all of the requirements of IFRS 9 to its financial instruments. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset. IFRS 9 introduced a single expected credit loss impairment model, which is based on changes in debt or credit quality since initial recognition.

IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment. The Company’s financial assets that are subject to credit risk include cash and cash equivalents, amounts receivable (excluding sales taxes and prepayments) and loans receivable. The amounts receivable (excluding sales taxes and prepayments) are carried at amortized cost and had a carrying value of $8,061 as at December 31, 2022 (December 31, 2021: $6,313). Considering the current turnover and credit risk associated with the amounts receivable (excluding sales taxes and prepayments) and loans receivable, the application of the expected credit loss model did not have a significant impact on the Company’s financial assets, because the Company determined that the expected credit losses on its financial assets were nominal.

To provide an indication about the reliability of the inputs used in determining fair value, the Company classifies its financial instruments into the three levels prescribed under the accounting standards. The fair value hierarchy establishes three levels to classify the inputs to valuation techniques used to measure fair value. Refer to Note 11 for additional details on investments that are measured at fair value.

The carrying value of amounts receivable (excluding sales taxes and prepayments), cash and cash equivalents, investments, loans receivable, amounts payable and other liabilities, and long-term debt approximates their fair value. Financial assets and financial liabilities as at December 31, 2022 and December 31, 2021 were as follows:

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2022	FVTPL	cost	cost
Cash and cash equivalents	$—	$71,098	$—
Amounts receivable (excluding sales taxes and prepayments)	—	8,061	—
Other financial assets	9,906	—	—
Loans receivable	—	11,096	—
Amounts payable and other liabilities	—	—	11,320
Total	$9,906	$90,255	$11,320

		Financial	Financial
		Assets	Liabilities
		at amortized	at amortized
As at December 31, 2021	FVTPL	cost	cost
Cash and cash equivalents	$—	$40,672	$—
Amounts receivable (excluding sales taxes and prepayments)	—	6,313	—
Other financial assets	13,672	—	—
Loans receivable	—	9,688	—
Amounts payable and other liabilities	—	—	3,866
Long-term debt	—	—	—
Total	$13,672	$56,673	$3,866

Derivative Financial Instruments

In the normal course of business, the Company’s assets, liabilities and forecasted transactions, as reported in US dollars, are impacted by various market risks. The time frame and manner in which the Company manages those risks varies for each item based upon the assessment of the risk and available alternatives for mitigating risk. For some of these particular risks, the Company believes that derivatives are an appropriate way of managing the risk. The Company uses derivatives as part of the risk management program to mitigate risk. The derivatives used meet hedge effectiveness criteria and are designated in a hedge accounting relationship.

Derivatives are designated as hedges of highly probable forecasted transactions (“cash flow hedges”), referred to as “accounting hedges”. Hedges that are expected to be highly effective in achieving offsetting changes in cash flows are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.

On April 30, 2020, the Company entered into a pay-fixed receive-float interest rate swap (the “swap”) to hedge the LIBOR rate on $150,000 of its Credit Facility. The swap had been designated as a cash flow hedge, as it converted the floating rate debt to fixed. Through the swap, interest on $150,000 of the balance outstanding under the facility was fixed at 0.315% plus the applicable margin, depending on the Company’s leverage ratio. On May 28, 2021, the Company paid $297 to terminate the swap, in conjunction with partial repayment of the Credit Facility. As a result, the Company discontinued hedge accounting and released a loss of $297 ($218 loss net of tax) from AOCI.